Income taxes - Summary of Income Tax Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	$ 41,925	$ 45,865	$ 32,906
Increases to tax positions related to prior years	0	2,453	8,404
Decreases to tax positions related to prior years	(16,853)	(6,912)	0
Settlements during current year	(8,598)	(5,121)	0
Interest and penalties	2,753	5,687	4,555
Currency translation adjustment	2,171		0
Currency translation adjustment		(47)
Balance, end of year	$ 21,398	$ 41,925	$ 45,865